April 28, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	SBL Fund
(File Nos. 2-59353 and 811-02753)

Ladies and Gentlemen:

On behalf of SBL Fund (the “Fund”), attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is post-effective amendment No. 60 to the Fund’s registration statement on Form N-1A.

This filing is being made for the purposes of (i) bringing the financial statements and other information up to date (ii) including changes to the Series D (MSCI EAFE Equal Weight Series) (formerly, Series D (Global Series)) in the Prospectus and the Statement of Additional Information (“SAI”); (iii) filing the required exhibits; and (iv) making other non-material changes to the Prospectuses and SAI.  This filing is also being made to incorporate comments from the staff of the Securities and Exchange Commission (“SEC”) on post-effective amendment No. 59.  The Fund notes that a response letter to the SEC staff’s comments was separately filed on the EDGAR system as correspondence on April 26, 2011 (Accession No. 0000891804-11-001555).

We hereby represent that the attached post-effective amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.  No fee is required in connection with this filing.  Should you have any questions regarding this filing, please contact Julien Bourgeois of Dechert LLP at 202.261.3451.

Sincerely,

/s/ Amy J. Lee

Amy J. Lee
Vice President & Secretary

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